Share-Based Compensation - Schedule of Nonvested Restricted Share Units Activity (Details) - Restricted Share Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Unvested and Outstanding, beginning balance (in shares)	217,482	0
Granted (in shares)	257,708
Vested (in shares)	0
Forfeited (in shares)	(40,226)
Unvested and Outstanding, ending balance (in shares)	217,482
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, beginning balance (in dollars per share)	$ 10.19	$ 0
Granted (in dollars per share)	10.19
Vested (in dollars per share)	0
Forfeited (in dollars per share)	10.19
Weighted Average Grant Date Fair Value, ending balance (in dollars per share)	$ 10.19